Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Obligations

The maturity of the Company’s operating lease obligations is presented below:

	Operating	Operating
	Lease	Lease
Twelve Months Ending December 31,	Amount	Amount
	RMB	USD
2025 (remaining six months)	431,928	60,337
2026	543,288	75,893
2027	243,281	33,984
2028	-	-
2029	-	-
Total lease payments	1,218,497	170,214
Less: Interest	35,365	4,940
Present value of lease liabilities	1,183,132	165,274